Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116



                                September 8, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Fund UL for Variable Life Insurance File No. 811-3927
    MetLife of CT Fund UL II for Variable Life Insurance File No. 811-7411

Commissioners:

     Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Fund UL for Variable Life Insurance (formerly The Travelers Fund UL for Variable Life Insurance) of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) and MetLife of CT Fund UL II for Variable Life Insurance (formerly The Travelers Fund UL II for Variable Life Insurance) of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual report for Dreyfus Stock Index Fund Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000846800, File No. 811-05719.

The semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The semi-annual reports for certain series of DWS Investment VIT Funds (formerly Scudder Investment VIT Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

The semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The semi-annual reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The semi-annual reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II (formerly Greenwich Street Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios III (formerly The Travelers Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios IV (formerly Smith Barney Multiple Discipline Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The semi-annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The semi-annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

The semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The semi-annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                                Sincerely,

                                                /s/ John E. Connolly, Jr.

                                                John E. Connolly, Jr.